Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of interest expense, net
	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Schedule of accounts payable and accrued liabilities

as of December 31 (in millions)	2012	2011

Sales rebates	$1,616	$1,537
Accounts payable	556	417
Salaries, wages and commissions	523	435
Royalty license arrangements	398	417
Government investigation	—	1,509
Acquired IPR&D	—	400
Other	1,718	1,166

Accounts payable and accrued liabilities	$4,811	$5,881

Schedule of long-term liabilities

as of December 31 (in millions)	2012	2011

Deferred income taxes	$360	$646
Pension and other post-employment benefits	979	397
Other	900	617

Long-term liabilities	$2,239	$1,660

Schedule of accumulated other comprehensive income (loss)
(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)